SEGMENT REPORTING	12 Months Ended
Jun. 30, 2026
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 30. SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has four operating segments: automation product and software, equipment and accessories, oilfield environmental protection and platform outsourcing services.

The following tables present summary information by segment for the years ended June 30, 2024, 2025 and 2026, respectively:

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US Dollars
Automation product and software	¥26,831,668	¥34,114,673	¥69,751,650	$10,280,121
Equipment and accessories	20,471,950	18,422,895	27,858,823	4,105,882
Oilfield environmental protection	17,576,573	10,291,333	12,287,772	1,810,994
Platform outsourcing services	3,974,089	3,456,131	—	—
Total revenue	¥68,854,280	¥66,285,032	¥109,898,245	$16,196,997

	For the year ended June 30, 2026
	Automation	Equipment,	Oilfield	Platform
	product and	accessories	environmental	outsourcing	Chemical
	software	and others	protection	services	recycle	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	¥69,751,650	¥27,858,823	¥12,287,772	¥—	¥—	¥109,898,245
Cost of revenue and related tax	47,233,506	20,455,227	5,721,472	—	—	73,410,205
Gross profit	¥22,518,144	¥7,403,596	¥6,566,300	¥—	¥—	¥36,488,040
Depreciation and amortization	¥590,048	¥248,287	¥2,023,880	¥—	¥8,172	¥2,870,387
Total capital expenditures	¥156,991	¥107,557	¥—	¥—	¥74,408,148	¥74,672,696
Timing of revenue recognition
Goods transferred at a point in time	¥60,466,959	¥27,858,823	¥12,287,772	¥—	¥—	¥100,613,554
Services rendered over time	9,284,691	—	—	—	—	9,284,691
Total revenue	¥69,751,650	¥27,858,823	¥12,287,772	¥—	¥—	¥109,898,245

	For the year ended June 30, 2025
	Automation	Equipment,	Oilfield	Platform
	product and	accessories	environmental	outsourcing	Chemical
	software	and others	protection	services	recycle	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	¥34,114,673	¥18,422,895	¥10,291,333	¥3,456,131	¥—	¥66,285,032
Cost of revenue and related tax	28,627,787	13,224,911	8,549,392	642,405	—	51,044,495
Gross profit	¥5,486,886	¥5,197,984	¥1,741,941	¥2,813,726	¥—	¥15,240,537
Depreciation and amortization	¥521,140	¥577,743	¥2,048,024	¥—	¥1,029	¥3,147,936
Total capital expenditures	¥254,962	¥557,106	¥—	¥—	¥11,807,768	¥12,619,836
Timing of revenue recognition
Goods transferred at a point in time	¥28,284,942	¥18,422,895	¥10,291,333	¥3,456,131	¥—	¥60,455,301
Services rendered over time	5,829,731	—	—	—	—	5,829,731
Total revenue	¥34,114,673	¥18,422,895	¥10,291,333	¥3,456,131	¥—	¥66,285,032

	For the year ended June 30, 2024
	Automation	Equipment,	Oilfield	Platform
	product and	accessories	environmental	outsourcing	Chemical
	software	and others	protection	services	recycle	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	¥26,831,668	¥20,471,950	¥17,576,573	¥3,974,089	¥—	¥68,854,280
Cost of revenue and related tax	23,864,941	14,097,459	9,240,828	637,903	135,705	47,976,836
Gross profit	¥2,966,727	¥6,374,491	¥8,335,745	¥3,336,186	¥(135,705)	¥20,877,444
Depreciation and amortization	¥493,633	¥289,234	¥2,059,292	¥1,866	¥—	¥2,844,025
Total capital expenditures	¥146,367	¥150,081	¥—	¥2,989	¥15,000,251	¥15,299,688
Timing of revenue recognition
Goods transferred at a point in time	¥20,032,784	¥20,471,950	¥17,576,573	¥199,918	¥—	¥58,281,225
Services rendered over time	6,798,884	—	—	3,774,171	—	10,573,055
Total revenue	¥26,831,668	¥20,471,950	¥17,576,573	¥3,974,089	¥—	¥68,854,280

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Total assets:
Automation product and software	¥125,953,243	¥127,438,865	$18,782,165
Equipment, accessories and others	131,869,561	136,241,881	20,079,569
Oilfield environmental protection	74,481,593	73,718,536	10,864,768
Platform outsourcing services	57,208,575	56,642,856	8,348,124
Chemical recycling	136,108,153	245,404,636	36,168,165
Total assets	¥525,621,125	¥639,446,774	$94,242,791